LEASE AND OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Lease And Other Receivables Net
Schedule of Lease And Other Receivables, Net
As of December 31, 2025, and 2024, lease and other receivables, net were as follows:

		2025	2024

(a)	Lease receivables, net	$2,656,696	$1,990,246
(b)	Tenant notes receivable - short term, net	394,167	509,543
	Others	1,091,354	141,983
	Sub-total	4,142,217	2,641,772
(b)	Tenant notes receivable - long term, net	1,370,812	1,748,616
	Lease and other receivables, net	$5,513,029	$4,390,388

Schedule of Gross Carrying Amount and Loss Allowance Provision for Lease Receivables
The gross carrying amount and loss allowance provision for lease receivables were as follows as of December 31, 2025 and 2024:

	2025	2024
Gross carrying amount	$3,776,649	$2,823,216
Loss allowance provision	(1,119,953)	(832,970)
Lease receivables, net	$2,656,696	$1,990,246

Schedule of Gross Carrying Amount and Loss Allowance Provision for Tenant Notes Receivable
The gross carrying amount and loss allowance provision for tenant notes receivable as of December 31, 2025 and 2024 were as follows:

	2025	2024
Gross carrying amount - short term	$400,773	$518,091
Loss allowance provision - short term	(6,606)	(8,548)
Tenant notes receivable - short term, net	$394,167	$509,543
Gross carrying amount - long term	1,393,810	1,777,952
Loss allowance provision - long term	(22,998)	(29,336)
Tenant notes receivable - long term, net	$1,370,812	$1,748,616

Schedule of Credit Loss Allowance Provision For Lease Receivables And Tenant Notes Receivable
The expected credit loss allowance provision for lease receivables and tenant notes receivable as of December 31, 2025, 2024 and 2023 reconciled to the opening loss allowance for that provision were as follows:

	2025
	Lease Receivables	Tenant Notes Receivable	Total

Beginning balance	$832,970	$37,884	$870,854
Adjustments in expected credit loss allowance recognized in profit or loss during the period	286,983	(8,280)	278,703
Receivables written-off during the period as uncollectible	—	—	—
Ending balance	$1,119,953	$29,604	$1,149,557

	2024
	Lease Receivables	Tenant Notes Receivable	Total

Beginning balance	$831,805	$114,201	$946,006
Adjustments in expected credit loss allowance recognized in profit or loss during the period	1,165	(76,317)	(75,152)
Receivables written-off during the period as uncollectible	—	—	—
Ending balance	$832,970	$37,884	$870,854

	2023
	Lease Receivables	Tenant Notes Receivable	Total

Beginning balance	$2,646,337	$126,640	$2,772,977
Adjustments in expected credit loss allowance recognized in profit or loss during the period	(81,017)	(6,706)	(87,723)
Receivables written-off during the period as uncollectible	(1,733,515)	(5,733)	(1,739,248)
Ending balance	$831,805	$114,201	$946,006